T. ROWE PRICE Retirement I 2020 Fund–I Class
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 44.0%
T. Rowe Price Funds:
New Income Fund  799,766 54,683 134,358 84,807,836 685,247
Limited Duration Inflation
Focused Bond Fund  678,490 71,592 159,072 114,580,056 531,652
International Bond Fund (USD
Hedged)  278,037 37,764 36,440 30,963,670 247,400
Emerging Markets Bond Fund  174,599 36,877 21,048 21,488,189 183,294
Dynamic Global Bond Fund  223,082 31,398 48,996 21,363,890 181,166
U.S. Treasury Long-Term Index
Fund  161,495 43,463 23,377 20,640,636 166,776
High Yield Fund  167,180 22,697 18,720 28,889,030 163,512
Floating Rate Fund  120,515 8,431 50,117 8,890,613 81,349
Total Bond Mutual Funds (Cost $2,604,029) 2,240,396
EQUITY MUTUAL FUNDS 52.2%
T. Rowe Price Funds:
Value Fund  558,737 56,323 112,436 11,577,833 444,936
Growth Stock Fund (2) 362,178 128,397 50,949 6,155,199 412,829
Equity Index 500 Fund  337,956 34,250 67,281 2,586,007 270,574
Overseas Stock Fund  231,623 29,582 21,305 20,101,558 230,766
International Value Equity Fund  240,651 10,982 48,863 13,483,515 198,208
International Stock Fund  197,373 13,012 22,461 10,795,379 186,652
U.S. Large-Cap Core Fund  59,762 83,733 6,111 4,442,046 131,129
Real Assets Fund  121,641 33,215 14,500 9,398,641 129,795
Mid-Cap Growth Fund  107,875 10,237 10,812 1,143,497 108,106
Mid-Cap Value Fund  118,136 14,842 19,107 3,362,222 102,851
U.S. Equity Research Fund  84,961 24,667 11,208 2,547,171 96,105
Emerging Markets Discovery
Stock Fund  88,774 10,544 8,317 6,886,137 85,801
Small-Cap Stock Fund  79,821 7,469 11,654 1,367,960 75,881
Emerging Markets Stock Fund  83,845 5,248 10,809 2,072,415 72,555
Small-Cap Value Fund  86,676 4,794 23,420 1,253,428 65,028
New Horizons Fund (2) 45,142 4,379 6,762 896,919 45,599
Total Equity Mutual Funds (Cost $2,483,122) 2,656,815
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  742 82,731 82,683 7,918 800
Total Other Mutual Funds (Cost $788) 800
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.7%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 106,250 371,928 290,185 187,993,177 187,993

T. ROWE PRICE Retirement I 2020 Fund–I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.8%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.61%,
5/23/23 (4) 6,000,000 5,935
Total Short-Term Investments (Cost $193,930) 193,928
Total Investments in Securities 100.0%
(Cost $5,281,869) $ 5,091,939
Other Assets Less Liabilities (0.0)% (1,544)
Net Assets 100.0% $ 5,090,395
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement I 2020 Fund–I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 90 MSCI EAFE Index contracts 3/23 9,210 $ 210
Short, 50 Russell 2000 E-Mini Index contracts 3/23 (4,748) (192)
Short, 92 S&P 500 E-Mini Index contracts 3/23 (18,287) 67
Net payments (receipts) of variation margin to date (100)
Variation margin receivable (payable) on open futures contracts $ (15)

T. ROWE PRICE Retirement I 2020 Fund–I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 20,157 $ (24,318) $ 5,270
Emerging Markets Bond Fund  (3,722) (7,134) 8,408
Emerging Markets Discovery Stock Fund  (977) (5,200) 3,116
Emerging Markets Stock Fund  (597) (5,729) 1,535
Equity Index 500 Fund  23,001 (34,351) 3,739
Floating Rate Fund  (3,019) 2,520 4,871
Growth Stock Fund  4,348 (26,797) —
High Yield Fund  (1,511) (7,645) 8,372
International Bond Fund (USD Hedged)  15,780 (31,961) 4,606
International Stock Fund  (577) (1,272) 2,976
International Value Equity Fund  (402) (4,562) 8,035
Limited Duration Inflation Focused Bond Fund  (3,256) (59,358) 39,380
Mid-Cap Growth Fund  1,966 806 337
Mid-Cap Value Fund  12,499 (11,020) 1,642
New Horizons Fund  498 2,840 —
New Income Fund  (14,950) (34,844) 18,093
Overseas Stock Fund  923 (9,134) 7,197
Real Assets Fund  305 (10,561) 3,576
Small-Cap Stock Fund  1,775 245 606
Small-Cap Value Fund  2,493 (3,022) 760
Transition Fund  310 10 62
U.S. Equity Research Fund  (714) (2,315) 1,240
U.S. Large-Cap Core Fund  5,137 (6,255) 1,162
U.S. Treasury Long-Term Index Fund  (6,970) (14,805) 3,951
Value Fund  31,283 (57,688) 9,453
U.S. Treasury Money Fund, 4.61% — — 3,931
Totals $ 83,780# $ (351,550) $ 142,318+
# Capital gain distributions from underlying Price funds represented $121,913 of the net realized gain (loss).
+ Investment income comprised $142,318 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2020 Fund–I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2020 Fund – I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement I 2020 Fund–I Class

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement I 2020 Fund–I Class

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 2,240,396 $ — $ — $ 2,240,396
Equity Mutual Funds 2,656,815 — — 2,656,815
Other Mutual Funds 800 — — 800
Short-Term Investments 187,993 5,935 — 193,928
Total Securities 5,086,004 5,935 — 5,091,939
Futures Contracts* 277 — — 277
Total $ 5,086,281 $ 5,935 $ — $ 5,092,216
Liabilities
Futures Contracts* $ 192 $ — $ — $ 192
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement I 2020 Fund–I Class

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
R412-054Q3 02/23